Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated)
June 30, 2026 (Unaudited)

Private Equity Investments†—99.3%	Investment Type	Acquisition Date	Cost	Fair Value
Co-Investment—59.3%
Consumer Discretionary—5.3%
Barrys PEP Co-Invest A, LP*(1)(2)(3)(4)	Limited Partnership Interest	03/31/2025	$856,448	$898,279
Huracan68 S.p.A*(1)(2)(3)(5) (Class B, 33,550 shares)	Common Stock	10/01/2024	885,360	1,663,221
Huracan68 S.p.A*(1)(2)(3)(5)(6)(7) (Shareholder Loan, 04/03/2032)	Loan Notes	10/01/2024	88,536	91,408
KCP SOD Holdings LP*(1)(2)(3) (Class A)	Limited Partnership Interest	02/23/2026	2,000,000	2,000,000
Consumer Staples—1.3%
Hometown Food Holdings, LLC*(1)(2)(3)(4) (Class A, 2,564 units)	Limited Partnership Interest	03/28/2025	989,218	1,110,833
Financials—3.3%
Integrum Elevate Co-Invest LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	06/22/2026	2,000,000	2,000,000
Integrum Grit Co-Invest LP*(1)(2)(3)(4)	Limited Partnership Interest	07/14/2025	906,373	899,457
Health Care—5.4%
Apposite Healthcare Co-Investment IV L.P*(1)(2)(3)(4)	Limited Partnership Interest	02/28/2025	712,737	1,858,121
KL Champion Blocker PI LLC(1)(2)(3)	Limited Partnership Interest	05/01/2024	1,306,017	1,520,602
NanoVista*(1)(2)(3)(4)	Limited Partnership Interest	04/23/2024	1,145,300	1,366,664
Industrials—10.9%
ATEX Blocker, Inc.*(1)(2)(3)(5) (3 shares)	Common Stock	12/19/2024	1,250,000	1,485,739
BPCP NSA Holdings, Inc.*(1)(2)(3)(5)(8) (Class A, 8.00%, 572 shares)	Preferred Stock	05/15/2024	858,275	1,015,694
BPCP NSA Holdings, Inc.*(1)(2)(3)(5) (286 shares)	Common Stock	05/15/2024	286,091	414,175
Ermine Investco Limited*(1)(2)(3) (Class B, 12,552 shares)	Common Stock	01/26/2026	26,925	—
Ermine Investco Limited*(1)(2)(3)(7) (1,242,678 shares)	Preferred Stock	01/26/2026	3,256,635	3,245,778
Vivana Properties SPV, LLC*(1)(2)(3)(4)	Limited Partnership Interest	04/14/2025	671,122	1,342,245
VSC Safety Holdings LLC*(1)(2)(3) (Class A, 20,979 units)	Limited Partnership Interest	09/19/2025	2,097,902	2,035,410
Information Technology—17.6%
BCPE Pequod Investor, L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/20/2024	696,842	993,718
Committed Capital Opportunities I Partners, LLC*(1)(2)(3)(5)	Limited Partnership Interest	02/13/2026	782,000	1,042,667
Diamant 244. GmbH*(1)(2)(3)(5) (256 shares)	Common Stock	12/19/2024	21,118	35,297
Diamant 244. GmbH*(1)(2)(3)(5) (8.00%)	Preferred Stock	12/19/2024	773,212	924,967
Diamant 247. GmbH*(1)(2)(3)(5)(6) (Shareholder Loan, 8.00%, 12/31/2039)	Loan Notes	01/15/2025	223,371	275,261
Eleven Labs Inc.*(1)(2)(3)(5)(7) (Series D1, 7,099 shares)	Preferred Stock	02/03/2026	384,606	538,449
Eleven Labs Inc.*(1)(2)(3)(5)(7) (Series A4, 6,112 shares)	Preferred Stock	02/23/2026	331,133	463,587
Eleven Labs Inc.*(1)(2)(3)(5)(7) (Series B1, 2,512 shares)	Preferred Stock	02/23/2026	136,094	190,532
Fremman 1 MM Co-investment 7 Rocket SCSp*(1)(2)(3)	Limited Partnership Interest	02/13/2024	1,116,131	1,395,260
Hooverdam Fonds Coöperatief U.A.*(1)(2)(3)(4)	Limited Partnership Interest	04/15/2025	757,592	687,476
Novacap TMT VI Co-Investment (Invita), L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/08/2024	2,425,880	2,733,705
Onward Co-Invest LP*(1)(2)(3)	Limited Partnership Interest	03/23/2026	2,506,448	2,500,000
Resurgens II Co-Invest C, L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/15/2023	659,739	701,041
Schroders Capital Private Equity Asia Mauritius X Limited*(1)(2)(3)(5) (1,290,298 shares)	Common Stock	02/02/2026	1,294,482	1,064,159
Stirling Square Capital Partners Eagle Co-Investment SCSp*(1)(2)(3)(4)	Limited Partnership Interest	11/13/2023	1,012,232	1,855,506
Multi-Sector—5.2%
Inverness Graham Co-Investment Fund-A, LP*(1)(2)(3)(4)	Limited Partnership Interest	08/08/2025	3,190,468	4,570,758
Telecommunication Services—5.6%
Novacap International TMT VI Co-Investment (Igloo), L.P.*(1)(2)(3)(4)	Limited Partnership Interest	12/22/2025	1,764,328	1,922,288
Suno Inc.*(1)(2)(3)(5)(7) (Series C-1, 10,210 shares)	Preferred Stock	11/10/2025	1,063,148	2,020,755
Suno Inc.*(1)(2)(3)(5)(7) (Series D, 5,052 shares)	Preferred Stock	04/30/2026	999,888	999,888

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Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
June 30, 2026 (Unaudited)

Private Equity Investments†—99.3%	Investment Type	Acquisition Date	Cost	Fair Value
Utilities—4.7%
Greenbelt Capital Partners Saber L.P.(1)(2)(3)(4)	Limited Partnership Interest	10/25/2023	$459,650	$4,096,146
			39,935,301	51,959,086
Secondary Fund—26.5%
Consumer Staples—4.5%
Mozzaxx Holding 3 GmbH*(1)(2)(3)(5)(6) (Shareholder Loan, 21.00%)	Loan Notes	12/22/2025	2,520,123	3,930,544
Energy—1.7%
TRP Continuation Fund (Genox), LP*(1)(2)(3)(4)	Limited Partnership Interest	02/22/2024	1,095,745	1,490,270
Generalist—2.3%
Equip Capital SPV SCSp(1)(2)(3)(4)	Limited Partnership Interest	08/23/2024	1,314,825	2,033,111
Health Care—4.2%
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(5)(7)(8) (12 shares)	Preferred Stock	10/31/2024	24,400	1,311,412
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(5)(6)(7)(8) (Shareholder Loan, 12 shares)	Loan Notes	10/31/2024	1,195,600	1,195,600
Ourvita Build-Up SCSp*(1)(2)(3)(4)	Limited Partnership Interest	11/16/2023	794,651	1,142,602
Industrials—4.7%
CVC Capital Partners Locron (A) SCSp*(1)(2)(3)(4)	Limited Partnership Interest	10/29/2025	738,815	778,730
Delore Fund (D) AB*(1)(2)(3)(4)	Limited Partnership Interest	03/24/2026	2,037,005	1,964,691
HCI Equity Partners EV I, L.P.*(1)(2)(3)(4)	Limited Partnership Interest	09/09/2024	1,044,077	1,403,692
VSC EV3 (Parallel) LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	12/19/2023	927	27,865
Information Technology—6.6%
7RIDGE Investments 7 Limited Partnership*(1)(2)(3)(4)	Limited Partnership Interest	11/03/2025	1,359,209	1,544,765
Chronos Capital Fund, L.P.(1)(2)(3)(4)	Limited Partnership Interest	04/29/2024	1,145,910	1,400,688
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(6)(7)(8) (Shareholder Loan, 6 shares)	Loan Notes	09/16/2024	627,200	627,200
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(7)(8) (6 shares)	Preferred Stock	09/16/2024	12,800	121,589
Original Capital Two Opportunity Fund, LP*(1)(2)(3)(5) (Class B, 1,000,000 units)	Limited Partnership Interest	06/24/2026	1,010,000	1,000,000
Rivean Special Opportunity Fund II Coöperatief U.A.*(1)(2)(3)(4)	Limited Partnership Interest	01/17/2025	899,980	1,063,466
Telecommunication Services—2.5%
Vinted Limited*(1)(2)(3)(5) (27,574 shares)	Limited Partnership Interest	04/23/2026	2,292,650	2,228,108
			18,113,917	23,264,333
Primary Fund—10.3%
Information Technology—3.7%
Bridge Growth Partners Seasmoke*(1)(2)(3)(4)	Limited Partnership Interest	04/27/2026	2,333,089	3,209,717
Multi-Sector—4.6%
Citation Fund I-A LP*(1)(2)(3)(4)	Limited Partnership Interest	11/03/2025	2,328,559	3,671,674
Investcorp India Growth Equity Fund III L.P.*(1)(2)(3)(4)	Limited Partnership Interest	03/20/2025	368,687	356,487
Utilities—2.0%
Greenbelt Capital Partners Seahawk L.P.*(1)(2)(3)(4)	Limited Partnership Interest	04/10/2026	1,786,607	1,786,607
			6,816,942	9,024,485

	Interest Rate	Shares	Cost	Fair Value
Short-Term Investments—3.2%
Federated Hermes Prime Private Liquidity Fund(1)	4.41%(9)	2,800,000	$2,800,000	$2,800,000
Total Short-Term Investments			2,800,000	2,800,000
Total Investments (Cost $67,666,160)				$87,047,904
Other Assets and Liabilities – 0.7%				635,873
Net Assets – 100.0%				$87,683,777

*	Non-income producing.
(1)	All or a portion of this security is held through Hartford Funds SPV, LLC, a wholly-owned subsidiary of the Fund.
(2)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

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Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
June 30, 2026 (Unaudited)

(3)	Restricted security.
(4)	Represents an investment with remaining unfunded capital commitments.
(5)	Investment valued using significant unobservable inputs.
(6)	Represents investments with principal amounts. Principal amounts are as follows:

Security Name	Principal Amount
Diamant 247. GmbH	EUR	215,742
Huracan68 S.p.A	EUR	200,000
Mozzaxx Holding 3 GmbH	EUR	2,150,000
Investcorp India Investments Holding Parent Limited		$1,195,600
Investcorp India Private Equity Holdings Limited		$627,200

(7)	No rate available.
(8)	Perpetual maturity security.
(9)	Current yield as of period end.

† Private Equity Investments are investments directly (or indirectly through special purpose vehicles) into privately held operating companies. The Fund’s Private Equity Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm. Secondary Investments entail acquiring an interest in one or more assets from private equity fund investors and/or direct equity participants through a negotiated transaction in which the private equity majority manager managing the asset remains the same. Primary Investments are made in newly established private funds during their initial fundraising.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3
Assets
Private Equity Investments
Co-Investment	$14,225,799	$—	$—	$14,225,799
Secondary Fund	9,693,529	—	—	9,693,529
Short-Term Investments	2,800,000	—	2,800,000	—
Total	$26,719,328	$—	$2,800,000	$23,919,328
In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurements (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), certain investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $60,328,576 are excluded from the fair value summary as of June 30, 2026.

	Private Equity Investments
	Co-Investment	Secondary Fund	Total
Beginning balance	10,402,393	8,053,204	18,455,597
Purchases	3,121,479	3,303,919	6,425,398
Return of Capital	—	(2,258,791)	(2,258,791)
Realized gain/(loss) from foreign currency transactions	—	1,490,977	1,490,977
Net change in unrealized appreciation/(depreciation)	701,927	(895,780)	(193,853)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$14,225,799	$9,693,529	$23,919,328

For the period ended June 30, 2026, there were no transfers in and out of Level 3.
The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2026 was $(193,853).

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Hartford Schroders Private Opportunities Fund
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
GmbH	Gesellschaft mit beschränkter Haftung
S.p.A	Società per azioni
SCSp	Société en Commandite Spéciale

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